Warrants - Summary of Assumptions Used to Record Fair Value of Warrants (Detail) - Warrants [Member]	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Risk-Free Interest Rate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value input	1.60%	0.20%	2.50%
Expected Term [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value input (in years)	1 year 10 months 24 days	1 year 4 months 24 days	2 years 10 months 24 days
Expected Volatility [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value input	100.00%	80.90%	78.10%
Expected Dividend Yield [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value input	0.00%	0.00%	0.00%